Leases (Q2)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
10. Leases
In February 2020, the Company entered into a license agreement with a third party for the use of office and laboratory space in Boston, Massachusetts, commencing in May 2020 (the “Premises”). The Company determined that this license agreement qualified as a lease under ASC 842, Leases (“ASC 842”). The initial term of the license agreement is three years with the option to extend for a total of three one-year periods at fair-market rent at the time of each extension. In addition to use of office and laboratory space, the license fee includes various laboratory, office, and operational support services to be provided by the licensor. The initial monthly license fee escalates 3% annually and totals approximately $12.0 million for the three-year term. Additionally, the licensee agreement for the Premises required the Company to pay for a non-exclusive, irrevocable license to use forty-two unreserved parking spaces adjacent to the Premises at the prevailing monthly parking rate. On May 1, 2020, the lease commencement date was met and the Company recorded an operating lease asset of $10.6 million and a corresponding lease liability of $10.2 million.
On December 22, 2020, as part of the Proteostasis Merger, the Company acquired a lease for approximately 30,000 square feet of office and laboratory space (the “Merger Premises”) in Boston, Massachusetts. The lease commenced in January 2018 with rent payments commencing in April 2018. The initial term of the lease was ten years with the option to extend for an additional seven years at fair-market rent at the time of the extension. In addition to use of office and laboratory space, the Company is responsible for paying its allocable portion of building and laboratory operating expenses separately from rent, based on actual costs incurred. Remaining fixed lease payments at the time of the Proteostasis Merger were approximately $14.2 million. On December 22, 2020, the Company recorded an operating lease asset and corresponding lease liability of $10.2 million associated with this lease. The operating lease asset was increased by the value attributable to the below-market lease of $3.1 million and an allocated portion of the excess purchase price for the Proteostasis Merger of $1.9 million.
On January 7, 2021 the Company entered into a sublease agreement (the “Sublease”) with Moma Therapeutics, Inc. (the “Subtenant”), whereby the Company subleased the entire Merger Premises to the Subtenant. The initial term of the Sublease commences on the date the Company receives consent to the Sublease from the landlord and shall continue until 18 months from the commencement date. The Sublease provides for the first monthly installment of rent to be paid by the Subtenant on the date of the Sublease.
The Sublease provides for an initial annual base rent of $1,939,340, which increases annually up to a maximum annual base rent of $1,997,520. The Subtenant also is responsible for paying to the Company operating costs, annual tax costs and all utility costs attributable to the Premises during the term of the Sublease. Expense arising from the Merger Premises of $0.5 million and $1.0 million for the three and six months ended June 30, 2022 and lease income from the Sublease of $0.5 million and $1.0 million for the three and six months ended June 30, 2022 are classified in operating expense on a net basis.
On February 28, 2022, the Company entered into two agreements that effectively amended the Premises license agreement for laboratory space in Boston, Massachusetts. The first agreement terminated the existing license, due to expire in May of 2023, effective March 31, 2022. The second agreement, effective April 1, 2022, created a new license for approximately 20 percent of the space covered by the original license with an expiration date of December 31, 2022. The Company agreed to surrender to Licensor the full amount of both the security deposit and the last month’s license fee held by licensor pursuant to the agreement, totaling approximately $0.8 million, in consideration of the agreement to terminate the original license. The related lease liability was reduced by $3.2 million with a corresponding reduction of the ROU asset as a result of this modification. The new license agreement decreases the monthly license fee amount from $0.4 million to $0.1 million.
During the three months ended March 31, 2022, the Company determined a triggering event occurred related to a portion of its Merger Premises. As a result, the Company performed an impairment test. Based on a comparison of undiscounted cash flows to the right of use (“ROU”) asset, the Company determined that the asset was impaired, driven largely by the difference between the existing lease, contract terms and sublease income potential. This resulted in an impairment charge of $3.9 million, which reflects the excess of the ROU asset carrying value over its fair value.
On May 16, 2022, the Company entered into an agreement that accelerated the termination date of the Merger Premises lease agreement to July 31, 2022, which results in no payment obligations after that date. No other terms of the lease agreement were changed, and no additional costs were incurred related to the change. As a result of the modification, the related lease liability was reduced by $8.6 million with a corresponding reduction of the ROU asset as a result of this modification. The remaining lease liability relating solely to the Merger Premises of $0.2 million at June 30, 2022 has been classified as a current liability.
The Company also leased property and equipment under agreements that are accounted for as finance leases. As of March 31, 2022 the Company entered into an agreement for an early termination of the finance leases, which primarily consisted of laboratory equipment. The remaining finance lease liabilities settled was less than $0.1 million.
The components of lease cost were as follows (in thousands):
	Six Months Ended June 30,
	2022	2021
Operating lease cost	$2,496	$3,053
Short-term lease cost	—	—
Variable lease cost	357	272
Finance lease cost:
Amortization of lease assets	8	77
Interest on lease liabilities	1	5
Total finance lease cost	$9	$82
Supplemental disclosure of cash flow information related to leases was as follows (in thousands):
	Six Months Ended June 30,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)	$2,177	$2,970
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)	$1	$5
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)	$27	$108
Operating lease liabilities arising from obtaining right-of-use assets	$—	$—
Finance lease liabilities arising from obtaining right- of-use assets	$—	$—
Reduction in operating lease liabilities as a result of lease modifications	$11,844	$—
Reduction in operating right-of-use assets as a result of lease modifications	$11,852	$—
The weighted-average remaining lease term and discount rate were as follows:
	As of June 30,
	2022	2021
Weighted-average remaining lease term (in years) used for:
Operating leases	0.39	4.75
Finance leases	—	1.11
Weighted-average discount rate used for:
Operating leases	5.85%	9.08%
Finance leases	—	5.88%
Because the interest rates implicit in the license agreement and lease agreement assumed from PTI were not readily determinable, the Company’s incremental borrowing rate was used to calculate the present value of each. The present value of the Company’s finance leases was calculated using the rate implicit in the lease. There were no finance leases as of June 30, 2022. As of June 30, 2022, future annual lease payments under the Company’s real estate operating leases and equipment finance leases were as follows (in thousands):
Year	Operating Leases	Lease Payments to be Received from Sublease	Net Operating Lease Payments
2022	$566	$(166)	$400
2023	—	—	$—
2024	—	—	$—
2025	—	—	$—
2026	—	—	$—
Thereafter	—	—	$—
Total future lease payments	566	(166)	400
Less: Imputed interest	(7)	—	(7)
Total lease liabilities	$559	$(166)	$393
The following table presents lease assets and liabilities and their classification on the condensed consolidated balance sheet (in thousands):
Leases	Condensed Consolidated Balance Sheet Classification	Amount
Assets:
Operating lease assets	Operating lease right-of- use assets	$831
Total leased assets		$831
Liabilities:
Current:
Operating lease liabilities	Operating lease liabilities	$559
Non-current:
Operating lease liabilities	Operating lease liabilities, net of current portion	—
Total lease liabilities		$559